INCOME TAX EXPENSE (Details Narrative)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense
Federal and statutory income tax rate	26.50%	26.50%	26.50%
Israeli corporate tax rate	23.00%	23.00%	23.00%